Goodwill (Schedule Of Goodwill) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Goodwill, beginning Balance	$ 1,224.4	$ 866.7	$ 688.8
Fiscal Acquisitions	(12.1)	(376.3)	(163.9)
Adjustments to acquisitions		4.8
Foreign Currency Translation and Other	(9.5)	(18.6)	14.0
Goodwill, ending balance	1,222.2	1,224.4	866.7
Dark Fiber [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	299.1	293.3	193.3
Fiscal Acquisitions	(5.3)	(16.0)	(97.4)
Foreign Currency Translation and Other	(5.8)	(10.2)	2.6
Goodwill, ending balance	298.6	299.1	293.3
Waves [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	265.6	269.0	215.9
Fiscal Acquisitions	(2.3)	(1.4)	(49.6)
Foreign Currency Translation and Other	(3.1)	(4.8)	3.5
Goodwill, ending balance	264.8	265.6	269.0
Sonet [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	50.3	50.3	50.3
Fiscal Acquisitions	(1.5)	0.0	0.0
Foreign Currency Translation and Other		0.0	0.0
Goodwill, ending balance	51.8	50.3	50.3
Ethernet [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	104.2	96.7	91.7
Fiscal Acquisitions	(1.3)	(8.2)	(4.9)
Foreign Currency Translation and Other	(0.1)	(0.7)	0.1
Goodwill, ending balance	105.4	104.2	96.7
IP [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	86.3	80.5	80.1
Fiscal Acquisitions	(0.2)	(6.8)	(0.2)
Foreign Currency Translation and Other	(0.2)	(1.0)	0.2
Goodwill, ending balance	86.3	86.3	80.5
MIG [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	73.4	43.7	38.3
Fiscal Acquisitions		(29.8)	(5.4)
Adjustments to acquisitions		(0.3)
Foreign Currency Translation and Other		(0.1)
Goodwill, ending balance	73.7	73.4	43.7
zColo [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	273.2	18.6	11.9
Fiscal Acquisitions	(1.5)	(256.0)	(6.4)
Adjustments to acquisitions		5.1
Foreign Currency Translation and Other	(0.2)	(1.4)	0.3
Goodwill, ending balance	269.4	273.2	18.6
Cloud [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	57.0
Fiscal Acquisitions		(57.2)
Foreign Currency Translation and Other	(0.1)	(0.2)
Goodwill, ending balance	56.9	57.0
Other [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	15.3	14.6	7.3
Fiscal Acquisitions		(0.9)
Foreign Currency Translation and Other		(0.2)	7.3
Goodwill, ending balance	$ 15.3	$ 15.3	$ 14.6